Segmented information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of geographic allocation of total assets and liabilities [Table Text Block]

Geographic allocation of total assets and liabilities

December 31, 2022	Canada	West Africa	Total
	$	$	$
Current assets	58,568	37	58,605
Property, plant and equipment and right-of-use assets	332	-	332
Other non-current assets	-	120,957	120,957
Total assets	58,900	120,994	179,894
Current liabilities	4,363	1,441	5,804
Non-current liabilities	399	-	399
Total liabilities	4,762	1,441	6,203
December 31, 2021	Canada	West Africa	Total
	$	$	$
Current assets	61,629	39	61,668
Property, plant and equipment and right-of-use assets	474	-	474
Other non-current assets	-	74,054	74,054
Total assets	62,103	74,093	136,196
Current liabilities	2,598	45	2,643
Non-current liabilities	790	-	790
Total liabilities	3,388	45	3,433

Disclosure of geographic allocation of the statement of operations and comprehensive income (loss) [Table Text Block]

Geographic allocation of the Statement of Operations and Comprehensive Income (Loss)

For the year ended December 31, 2022:

	Canada	West Africa	Total
	$	$	$
Share of net earnings related to joint venture	-	46,517	46,517
Service fee earned as operators of joint venture	5,413	-	5,413
General and administrative expenses	(10,914)	(186)	(11,100)
Exploration and evaluation expenditures	-	(1,411)	(1,411)
(Loss) income from operations and joint venture	(5,501)	44,920	39,419

Impairment reversal on investment in joint venture	-	7,631	7,631
Impairment of exploration and evaluation assets	-	(1,628)	(1,628)
Finance income	1,036	-	1,036
Finance expense	(30)	(5,617)	(5,647)
Foreign exchange gain (loss)	1	(3)	(2)
Net (loss) income and comprehensive (loss) income for the year	(4,494)	45,303	40,809

For the year ended December 31, 2021:

	Canada	West Africa	Total
	$	$	$
Share of net loss related to joint venture	-	(51,528)	(51,528)
Service fee earned as operators of joint venture	5,071	-	5,071
General and administrative expenses	(13,429)	(48)	(13,477)
Exploration and evaluation expenditures	-	(642)	(642)
Loss from operations and joint venture	(8,358)	(52,218)	(60,576)

Impairment of investment in joint venture	-	(7,631)	(7,631)
Finance income	257	-	257
Finance expense	(51)	(874)	(925)
Foreign exchange loss	(8)	-	(8)
Net loss and comprehensive loss for the year	(8,160)	(60,723)	(68,883)